Trade and other payables, deposits received and accrued expenses	12 Months Ended
Dec. 31, 2025
Trade and other payables, deposits received and accrued expenses
Trade and other payables, deposits received and accrued expenses
26	Trade and other payables, deposits received and accrued expenses

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Trade payables	20,713	163,000
Government grants received with conditions*	184,542	192,019
Accrued payroll and social insurance	96,593	118,413
Payables for professional services	27,134	49,413
Taxes payable and others	89,486	48,512
Total other payables, deposits received and accrued expenses	397,755	408,357
Trade and other payables, deposits received and accrued expenses measured at amortized cost	418,468	571,357
*	The current portion of government grants received with conditions mainly represent the grants received with certain requirements of operation performance and tax contribution in a specified region.

Aging analysis

The aging analysis of trade payables based on the invoice date, is as follows:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Within 1 year	20,713	154,930
More than 1 year	—	8,070
	20,713	163,000

As of December 31, 2024 and 2025, all of the balances of trade and other payables are expected to be settled or recognized as income within one year or are repayable on demand. The credit period granted by the suppliers is generally between 30 to 60 days.

Information about the Group’s exposure to currency and liquidity risks is included in Note 31.